Condensed Consolidated Statements of Changes in Mezzanine Equity and Shareholders' Equity - USD ($)	Series C Redeemable Preferred Stock [Member]	Redeemable Noncontrolling Interest [Member]	Mezzanine Equity [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Subscription Receivable [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Dec. 31, 2021				$ 434	$ 83,072,741		$ (60,736,453)	$ (30,802)	$ 22,305,920
Mezzanine equity balance, shares at Dec. 31, 2021
Beginning balance, shares at Dec. 31, 2021				43,462
Preferred dividends attributable to redeemable		$ 33,014	33,014		(33,014)				(33,014)
Accretion of embedded derivative to redemption value		295,976	295,976		(295,976)				(295,976)
Redemption of Series A preferred stock	$ (527)		(527)		527				527
Redemption of Series A preferred stock, shares	(52,685)
Stock-based compensation					2,620,671				2,620,671
Foreign exchange translation gain (loss)								(505,932)	(505,932)
Net loss							(18,471,333)		(18,471,333)
Issuance of direct offering shares (see Note 7)				$ 267	5,802,197				5,802,464
Issuance of direct offering shares, shares				26,667
Conversion of RSUs into common shares				$ 1	(1)
Conversion of RSUs into common shares, shares				60
Redeemable non-controlling interest, net of $402,000 embedded derivative and net of issuance costs of $41,962		$ 556,038	556,038
Redeemable non-controlling interest, net of $402,000 embedded derivative and net of issuance costs of $41,962, shares		1,000
Issuance of redeemable Series C preferred stock	$ 527		527		(527)				(527)
Issuance of redeemable Series C preferred stock, shares	52,685
Conversion of RSAs into common shares				$ 1	(1)
Conversion of RSAs into common shares, shares				82
July 2022 registered direct offering, PIPE offering, modification of warrants and exercise of pre-funded warrants, net of offering costs				$ 667	3,248,457				3,249,124
July 2022 registered direct offering, PIPE offering, modification of warrants and exercise of pre-funded warrants, net of offering costs, shares				66,667
Issuance of rounded shares as a result of the reverse stock split				$ 16	(16)
Issuance of rounded shares as a result of the reverse stock split, shares				1,616
Balance at Dec. 31, 2022		$ 885,028	885,028	$ 1,386	94,415,058		(79,207,786)	(536,734)	14,671,924
Mezzanine equity balance, shares at Dec. 31, 2022		1,000
Ending balance, shares at Dec. 31, 2022				138,554
Preferred dividends attributable to redeemable		$ 12,329	12,329		(12,329)				(12,329)
Accretion of embedded derivative to redemption value		110,991	110,991		(110,991)				(110,991)
Stock-based compensation					532,835				532,835
Foreign exchange translation gain (loss)								1,968	1,968
Net loss							(4,677,527)		(4,677,527)
Balance at Mar. 31, 2023		$ 1,008,348	1,008,348	$ 1,386	94,824,573		(83,885,313)	(534,766)	10,405,880
Mezzanine equity balance, shares at Mar. 31, 2023		1,000
Ending balance, shares at Mar. 31, 2023				138,554
Balance at Dec. 31, 2022		$ 885,028	885,028	$ 1,386	94,415,058		(79,207,786)	(536,734)	14,671,924
Mezzanine equity balance, shares at Dec. 31, 2022		1,000
Beginning balance, shares at Dec. 31, 2022				138,554
Preferred dividends attributable to redeemable									(19,041)
Accretion of embedded derivative to redemption value									(147,988)
Foreign exchange translation gain (loss)									1,115
Net loss									(13,855,796)
Balance at Sep. 30, 2023				$ 1,455	96,033,392		(93,063,582)	(535,619)	2,435,646
Mezzanine equity balance, shares at Sep. 30, 2023
Ending balance, shares at Sep. 30, 2023				145,465
Balance at Dec. 31, 2022		$ 885,028	885,028	$ 1,386	94,415,058		(79,207,786)	(536,734)	14,671,924
Mezzanine equity balance, shares at Dec. 31, 2022		1,000
Beginning balance, shares at Dec. 31, 2022				138,554
Preferred dividends attributable to redeemable		$ 19,041	19,041		(19,041)				(19,041)
Accretion of embedded derivative to redemption value		147,988	147,988		(147,988)				(147,988)
Redemption of Series A preferred stock		$ (1,052,057)	(1,052,057)
Redemption of Series A preferred stock, shares		(1,000)
Stock-based compensation					2,150,160				2,150,160
Issuance of common shares in exchange for RSU conversions from the reduction in force				$ 69	(69)
Issuance of common shares in exchange for RSU conversions from the reduction in force, shares				6,910
Issuance of common shares for deferred offering costs				$ 93	255,014				255,107
Issuance of common shares for deferred offering costs, shares				9,294
Proceeds from the subscription receivable related to the issuance of Inducement Warrants, net of offering costs of $12,821					1,967,424	(280,500)			1,686,924
Induced conversion of warrants and preferred investment options					683,997				683,997
Proceeds from the subscription receivable related to the exercise of warrants and preferred investment options and issuance of common stock in abeyance				$ 279	1,536,861	(1,537,140)
Proceeds from the subscription receivable related to the exercise of warrants and preferred investment options and issuance of common stock in abeyance, shares				27,867
Foreign exchange translation gain (loss)								(33,015)	(33,015)
Net loss							(17,291,732)		(17,291,732)
Balance at Dec. 31, 2023				$ 1,827	100,841,416	(1,817,640)	(96,499,518)	(569,749)	1,956,336
Mezzanine equity balance, shares at Dec. 31, 2023
Ending balance, shares at Dec. 31, 2023				182,625
Balance at Mar. 31, 2023		$ 1,008,348	1,008,348	$ 1,386	94,824,573		(83,885,313)	(534,766)	10,405,880
Mezzanine equity balance, shares at Mar. 31, 2023		1,000
Beginning balance, shares at Mar. 31, 2023				138,554
Preferred dividends attributable to redeemable		$ 6,712	6,712		(6,712)				(6,712)
Accretion of embedded derivative to redemption value		36,997	36,997		(36,997)				(36,997)
Redemption of Series A preferred stock		$ (1,052,057)	(1,052,057)
Redemption of Series A preferred stock, shares		(1,000)
Stock-based compensation					879,738				879,738
Issuance of common shares in exchange for RSU conversions from the reduction in force				$ 42	(42)
Issuance of common shares in exchange for RSU conversions from the reduction in force, shares				4,235
Foreign exchange translation gain (loss)								(11,286)	(11,286)
Net loss							(6,356,053)		(6,356,053)
Balance at Jun. 30, 2023				$ 1,428	95,660,560		(90,241,366)	(546,052)	4,874,570
Mezzanine equity balance, shares at Jun. 30, 2023
Ending balance, shares at Jun. 30, 2023				142,789
Stock-based compensation					372,859				372,859
Foreign exchange translation gain (loss)								10,433	10,433
Net loss							(2,822,216)		(2,822,216)
Issuance of common shares for vested RSU				$ 27	(27)
Issuance of common shares for vested RSU, shares				2,676
Balance at Sep. 30, 2023				$ 1,455	96,033,392		(93,063,582)	(535,619)	2,435,646
Mezzanine equity balance, shares at Sep. 30, 2023
Ending balance, shares at Sep. 30, 2023				145,465
Balance at Dec. 31, 2023				$ 1,827	100,841,416	(1,817,640)	(96,499,518)	(569,749)	1,956,336
Mezzanine equity balance, shares at Dec. 31, 2023
Beginning balance, shares at Dec. 31, 2023				182,625
Stock-based compensation					351,488				351,488
Proceeds from the subscription receivable related to the issuance of Inducement Warrants, net of offering costs of $12,821					(12,821)	280,500			267,679
Proceeds from the subscription receivable related to the exercise of warrants and preferred investment options and issuance of common stock in abeyance				$ 469	(469)	1,537,140			1,537,140
Proceeds from the subscription receivable related to the exercise of warrants and preferred investment options and issuance of common stock in abeyance, shares				46,934
Foreign exchange translation gain (loss)								17,906	17,906
Net loss							(2,456,915)		(2,456,915)
Issuance of direct offering shares (see Note 7)				$ 152	322,301				322,453
Issuance of direct offering shares, shares				15,246
Common stock sold under the Purchase Agreement, net of offering costs of $290,029				$ 1,112	1,807,677				1,808,789
Common stock sold under the Equity Distribution Agreement, shares				111,200
Exercise of Inducement Warrants for common stock				$ 1,303	2,675,677				2,676,980
Exercise of Inducement Warrants for common stock, shares				130,267
Balance at Mar. 31, 2024				$ 4,863	105,985,269		(98,956,433)	(551,843)	6,481,856
Ending balance, shares at Mar. 31, 2024				486,272
Balance at Dec. 31, 2023				$ 1,827	100,841,416	(1,817,640)	(96,499,518)	(569,749)	1,956,336
Mezzanine equity balance, shares at Dec. 31, 2023
Beginning balance, shares at Dec. 31, 2023				182,625
Preferred dividends attributable to redeemable
Accretion of embedded derivative to redemption value
Foreign exchange translation gain (loss)									34,751
Net loss									(6,420,341)
Balance at Sep. 30, 2024				$ 5,998	107,400,009		(102,919,859)	(534,998)	3,951,150
Ending balance, shares at Sep. 30, 2024				599,669
Balance at Mar. 31, 2024				$ 4,863	105,985,269		(98,956,433)	(551,843)	6,481,856
Beginning balance, shares at Mar. 31, 2024				486,272
Stock-based compensation					369,614				369,614
Foreign exchange translation gain (loss)								(14,652)	(14,652)
Net loss							(1,879,394)		(1,879,394)
Issuance of direct offering shares (see Note 7)				$ 306	448,534				448,840
Issuance of direct offering shares, shares				30,534
Common stock sold under the Purchase Agreement, net of offering costs of $290,029				$ 83	(83)
Common stock sold under the Equity Distribution Agreement, shares				8,334
Issuance of common shares for vested RSU				$ 1	(1)
Issuance of common shares for vested RSU, shares				105
Balance at Jun. 30, 2024				$ 5,253	106,803,333		(100,835,827)	(566,495)	5,406,264
Ending balance, shares at Jun. 30, 2024				525,245
Stock-based compensation					369,614				369,614
Foreign exchange translation gain (loss)								31,497	31,497
Net loss							(2,084,032)		(2,084,032)
Common stock sold under the Purchase Agreement, net of offering costs of $290,029				$ 727	227,080				227,807
Common stock sold under the Equity Distribution Agreement, shares				72,699
Issuance of common shares for vested RSU				$ 18	(18)
Issuance of common shares for vested RSU, shares				1,725
Balance at Sep. 30, 2024				$ 5,998	$ 107,400,009		$ (102,919,859)	$ (534,998)	$ 3,951,150
Ending balance, shares at Sep. 30, 2024				599,669